AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of allowance for credit loss for available-for-sale fixed maturity securities (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Debt securities, allowance for credit loss, beginning balance	$ 0
Fixed Maturities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Debt securities, allowance for credit loss, beginning balance	0
Credit losses recognized on securities for which credit losses were not previously recorded	(28)
Reductions for securities sold during the year	1
Increase in allowance related to purchases	(3)
Debt securities, allowance for credit loss, ending balance	(30)
Corporate debt securities | Fixed Maturities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Debt securities, allowance for credit loss, beginning balance	0
Credit losses recognized on securities for which credit losses were not previously recorded	(22)
Reductions for securities sold during the year	1
Increase in allowance related to purchases	(3)
Debt securities, allowance for credit loss, ending balance	(24)
Collateralized debt securities | Fixed Maturities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Debt securities, allowance for credit loss, beginning balance	0
Credit losses recognized on securities for which credit losses were not previously recorded	(6)
Reductions for securities sold during the year	0
Increase in allowance related to purchases	0
Debt securities, allowance for credit loss, ending balance	$ (6)